Freight Costs	12 Months Ended
Dec. 31, 2015
Freight Costs [Abstract]
Freight Costs

(18) Freight Costs

The Group records freight costs related to the transporting of the raw materials to the Group's warehouse in cost of raw materials and all other outbound freight costs in selling expenses. For the year ended December 31, 2015, 2014 and 2013, freight costs included in cost of goods sold were RMB2,938 (US$454), RMB3,603 and RMB3,738 , respectively, and RMB7,713 (US$1,191), RMB10,196, and RMB11,770, respectively, were included in selling expenses.